united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 4/30

Date of reporting period:4/30/15

Item 1. Reports to Stockholders.

Annual Report
April 30, 2015

1-888-451-TPFG
www.TPFG.com

Distributed by Northern Lights Distributors, LLC
FINRA Member

Dear Fellow Shareholders:

It is my pleasure to offer The Pacific Financial Mutual Funds Annual Report. The annual report is comprehensive; however I would like to offer some additional details. Pacific Financial Group, Inc. Mutual Funds are comprised of six mutual funds: Core Equity Fund, Explorer Fund, International Fund, Tactical Fund, Strategic Conservative Fund, and Faith & Values Based Moderate Fund. There are two classes of shares, Institutional and Investor, for each of the funds except for the Faith & Values Based Moderate Fund which currently on has one share class: Investor. At year end (April 30, 2015), a total of about $779,294,110 was under management in these funds. Of that total, about 83% or $650,671,851 was invested in Investor class shares, and about 17% or $128,622,259 was invested in Institutional class shares (the prospectus clearly explains the differences of these two share classes). For the sake of clarity, this commentary refers to the performance of the Institutional Class shares in the Annual Report except as noted above for Faith & Values Based Moderate Fund. The same investment methods and strategies were used in both share classes, but, because of different characteristics of the shares, there are variances in performance between the two. Please refer to the prospectus and annual report to see the differences explained in detail.

In general, the twelve months ended April 30, 2015, were positive for our mutual funds and the global financial markets, although volatility began to increase with the new year.

Core Equity Fund
The S&P 500 Price Index (the fund’s benchmark) was up 10.70%. The Core Equity Fund finished up 7.51%. The S&P 500 Total Return Index (dividends reinvested) rose 12.98%. The fund performed in line with its benchmark until mid-September, when small and mid caps fell off sharply, pulling the fund down. In anticipation of a further possible decline, small and mid cap positions were reduced. Since that time, the fund has performed in line with its benchmark. The leading contributors to the fund’s performance were Glenmede Large Cap Core (7.51% of portfolio) adding 0.23% on a weighted basis, and JPMorgan Disciplined Equity (13.37% of portfolio) 0.26%. Allocations to Oakmark Select (0% of portfolio as of 4/30/15) (-0.28%) and Hodges Small Cap (4.98% of portfolio) (-0.59%) were the leading detractors for the period.

Explorer Fund
The Explorer Fund had a positive year returning 11.81%. The S&P 500 Price Index (the benchmark) was up 10.70% and the S&P 500 Total Return Index (dividends reinvested) rose 12.98%. The fund performed in line with the benchmark until January 2015, when it started to outpace the benchmark. The primary contributors to performance were PowerShares Dynamic Pharmaceuticals (6.83% of portfolio), the leading contributor adding 1.92% on a weighted basis and iShares Nasdaq Biotechnology (4.81% of portfolio) adding 1.05%. The leading detractors for the period were iShares Transportation Average (0% of portfolio as of 4/30/15)(-0.42%) and Guggenheim S&P 500 Pure Value (0% of the fund as of 4/30/15) (-0.30%).

International Fund
The International Fund posted a positive return of 2.25%, while the MSCI EAFE NR Index (the benchmark) returned 1.66%. The fund outpaced the benchmark index throughout the  second half of 2014, as the US economy strengthened, however, it has underperformed in the first part of 2015. There was a wide disparity in returns amongst individual international markets, and developed markets generally performed better than emerging markets. Our fund placed more emphasis on developed markets. Two leading contributors were Thornburg Global Opportunities (15% of portfolio) (2.53%) and iShares MSCI All Country World Mini Vol ETF (0% of portfolio) (1.34%). The leading performance detractors were Wisdom Tree Europe Hedged Equity (7.81% of portfolio) (-0.62%) and Wisdom Tree Europe SmallCap Dividend (0% of portfolio) (-0.42%).

Strategic Conservative
The Strategic Conservative Fund gained 1.68%, while the Barclays Capital Intermediate Government/Credit Total Return Bond Index (the benchmark) rose 3.02%. The fund spent several months ahead of the benchmark index, however a relative performance gap opened up from the October 15 bond flash crash that was never overcome. Nuveen High Yield Municipal Bond Fund (3.40% of portfolio) was the strongest contributor adding 0.30% on a weighted basis. Other contributors included BlackRock Total Return Fund (12.62% of portfolio) which added 0.16% on a weighted basis while Angel Oak Multi-Strategy Income (6.86%) added 0.5%. The leading detractors for the period were Dodge & Cox Balanced (0% of portfolio as of 4/30/15) (-0.08%), and Vanguard Total International Bond (3.98% of portfolio) (-0.06%).

Tactical Fund
The Tactical Fund posted a positive return of 0.31% for the year ending 4/30/15. The fund strives to provide a positive return over any 12-month rolling period and was able to accomplish this goal this past year. The fund’s high yield exposure adversely affected performance in 2014, however a few of the other fixed income positions were able to make positive contributions over the 12 months. A managed futures fund propelled returns for much of the past 5 months, but the position was sold within the last month as their primary trend trades reversed in the spring. Cohen & Steers Preferred Securities Fund (13.00% of portfolio) was the strongest contributor with a return of 0.56% on a weighted basis, followed by Angel Oak Multi-Strategy Income (12.00% of portfolio) with 0.34%. Largest detractors for the period on a weighted basis were BlackRock Multi-Asset Income (0% of portfolio) (-.15%), and Toews Hedged High Yield Bond (0% of portfolio) (-0.05%).

Faith & Values Based Moderate Fund
The Faith & Values Based Moderate Fund was fully funded at the beginning of December, 2014. Because the fund has less than a full calendar year of investment operations, no performance is presented at this time. The fund got off to a good start, and we are encouraged by returns thus far within its restricted investment universe.

We are always looking for ways to improve our investment process and how we construct portfolios. We look forward to the challenges and opportunities that we face as investment managers.

Thank you for your confidence in The Pacific Financial Mutual Funds.

Very truly yours,

James C. McClendon, C.I.O. and Managing Director
The Pacific Financial Group, Inc.

Mutual Funds Involve Risk Including Possible Loss of Principal. Past performance is no guarantee of future results. Investment return and principal value will vary. Investors’ shares when redeemed may be worth more or less than original cost. Returns do not reflect the deduction of taxes a shareholder would pay on distributions or redemption of fund shares. The Fund’s prospectus contains more complete information, including fees, expenses and risks involved in investing in newly public companies and should be read carefully before investing. Before investing you should carefully consider the investment objectives, risks, shares and expenses of the Pacific Financial family of Funds. This and other important information about the Fund is contained in the prospectus, to obtain an additional prospectus please call 1-888- 451-TPFG. The prospectus should be read carefully before investing. The Pacific Financial family of funds is distributed by Northern Lights Distributors, LLC member FINRA/SIPC.

The S&P 500 Price Index is an unmanaged broad measure of the U.S. stock market. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses. The S&P 500 Total Return Index returns assume reinvestment of dividends. The MSCI EAFE Index is a market-weighted index composed of companies representative of the market structure of 20 developed market countries in Europe, Australasia and the Far East. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses. The Barclays Intermediate Government Index is an unmanaged index that tracks the performance of intermediate US government securities. Index returns assume reinvestment of dividends, Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect and fees or expenses. The 90 Day Treasury Bill Index in as unmanaged index generally considered representative of the performance of short-term money instruments. U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest maturity. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

2261-NLD-5/20/2015

PACIFIC FINANCIAL CORE EQUITY FUND PORTFOLIO REVIEW (Unaudited) April 30, 2015

The Fund’s performance figures* for the year ending April 30, 2015, compared to its benchmark:

			Annualized	Annualized	Annualized Since
	Six Months	One Year	Three Year	Five Year	Inception (7/2/07)
Pacific Financial Core Equity Fund - Institutional Class	2.62%	7.51%	12.48%	9.09%	2.46%
Pacific Financial Core Equity Fund - Investor Class	2.23%	6.71%	11.66%	8.28%	10.94%**
S&P 500 Total Return Index ***	4.40%	12.98%	16.73%	14.33%	6.40%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses were 2.14% for Institutional Class Shares and 2.88% for Investor Class shares per the August 28, 2014 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

** Inception date for Investor Class is January 2, 2009.

*** The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Holdings By Asset Type as of April 30, 2015	% of Net Assets
Mutual Funds - Equity Funds	68.14%
Exchange Traded Funds - Equity Funds	30.64%
Other Assets in Excess of Liabilities	1.22%
100.00%

Please refer to the Portfolio of Investments in this annual report for detailed analysis of the Fund’s holdings.

PACIFIC FINANCIAL EXPLORER FUND PORTFOLIO REVIEW (Unaudited) April 30, 2015

The Fund’s performance figures* for the year ending April 30, 2015, compared to its benchmark:

			Annualized	Annualized Five	Annualized Since
	Six Months	One Year	Three Year	Year	Inception (7/2/07)
Pacific Financial Explorer Fund - Institutional Class	4.78%	11.81%	14.06%	8.81%	2.49%
Pacific Financial Explorer Fund - Investor Class	4.40%	11.01%	13.19%	7.98%	9.90%**
S&P 500 Total Return Index ***	4.40%	12.98%	16.73%	14.33%	6.40%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses were 2.07% for Institutional Class Shares and 2.83% for Investor Class shares per the August 28, 2014 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

** Inception date for Investor Class is January 2, 2009.

*** The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Holdings By Sector or Asset Class as of April 30, 2015	% of Net Assets
Large Cap Growth & Income	14.19%
Technology	11.88%
Consumer Cyclical	10.96%
Health & Biotechnology	10.15%
Large Cap Value	9.02%
Financial Services	7.89%
Growth & Income	7.74%
Energy	6.72%
Mid Cap Growth & Income	5.04%
Other *	15.65%
Other Assets in Excess of Liabilities	0.76%
100.00%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

* Other represents weightings of 3.87% or less in the following industries: Consumer Defensive, Foreign Large Core, Industrials, Large Cap Growth, Leisure Industry and Short-Term Investment.

PACIFIC FINANCIAL INTERNATIONAL FUND PORTFOLIO REVIEW (Unaudited) April 30, 2015

The Fund’s performance figures* for the year ending April 30, 2015, compared to its benchmark:

			Annualized Three	Annualized	Annualized Since
	Six Months	One Year	Year	Five Year	Inception (7/2/07)
Pacific Financial International Fund - Institutional Class	4.59%	2.25%	7.23%	1.75%	(5.55)%
Pacific Financial International Fund - Investor Class	4.02%	1.43%	6.43%	1.06%	1.18%**
MSCI EAFE Net Total Return Index ***	6.81%	1.66%	11.22%	7.40%	0.66%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses were 2.70% for Institutional Class Shares and 3.45% for Investor Class shares per the August 28, 2014 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

** Inception date for Investor Class is January 2, 2009.

*** The MSCI EAFE Net Total Return Index is market-weighted index composed of companies representative of the market structure of 22 developed market countries in Europe, Australasia and the Far East. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Holdings By Asset Class as of April 30, 2015	% of Net Assets
Mutual Funds - Equity Funds	79.18%
Exchange Traded Funds - Equity Funds	19.72%
Other Assets in Excess of Liabilities	1.10%
100.00%

Please refer to the Portfolio of Investments in this annual report for detailed analysis of the Fund’s holdings.

PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND PORTFOLIO REVIEW (Unaudited) April 30, 2015

The Fund’s performance figures* for the year ending April 30, 2015, compared to its benchmark:

			Annualized	Annualized	Annualized Since
	Six Months	One Year	Three Year	Five Year	Inception (7/2/07)
Pacific Financial Strategic Conservative Fund - Institutional Class	0.76%	1.68%	2.33%	3.43%	2.50%
Pacific Financial Strategic Conservative Fund - Investor Class	0.38%	0.85%	1.57%	2.65%	2.52%**
Barclays Intermediate Government/Credit Index ***	1.60%	3.02%	1.99%	3.33%	4.49%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses were 2.10% for Institutional Class Shares and .85% for Investor Class shares per the August 28, 2014 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

** Inception date for Investor Class is January 2, 2009.

*** The Barclays Intermediate Government/Credit Index is an unmanaged index that tracks the performance of intermediate US government securities. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Holdings By Asset Class as of April 30, 2015	% of Net Assets
Mutual Funds - Debt Funds	61.23%
Exchange Traded Funds - Debt Funds	38.02%
Other Assets in Excess of Liabilities	0.75%
100.00%

Please refer to the Portfolio of Investments in this annual report for detailed analysis of the Fund’s holdings.

PACIFIC FINANCIAL TACTICAL FUND PORTFOLIO REVIEW (Unaudited) April 30, 2015

The Fund’s performance figures* for the year ending April 30, 2015, compared to its benchmark:

			Annualized	Annualized	Annualized Since
	Six Months	One Year	Three Year	Five Year	Inception (7/2/07)
Pacific Financial Tactical Fund - Institutional Class	0.61%	0.31%	2.78%	1.61%	1.16%
Pacific Financial Tactical Fund - Investor Class	0.31%	(0.41)%	2.02%	0.86%	1.55%**
B of A Merrill Lynch 3 Month Treasury Bill Index ***	0.01%	0.02%	0.07%	0.09%	0.65%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses were 2.57% for Institutional Class Shares and 3.32% for Investor Class shares per the August 28, 2014 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

** Inception date for Investor Class is January 2, 2009.

*** The B of A Merrill Lynch 3 Month Treasury Bill Index is an unmanaged index that measures returns of the three-month Treasury Bills. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does no reflect any fees and expenses.

Holdings By Asset Class as of April 30, 2015	% of Net Assets
Mutual Funds - Debt Funds	71.77%
Mutual Funds - Asset Allocation Funds	20.03%
Mutual Funds - Equity Funds	5.96%
Other Assets in Excess of Liabilities	2.24%
100.00%

Please refer to the Portfolio of Investments in this annual report for detailed analysis of the Fund’s holdings.

PACIFIC FINANCIAL FAITH AND VALUES BASED MODERATE FUND PORTFOLIO REVIEW (Unaudited) April 30, 2015

The Fund’s performance figures* for the period ending April 30, 2015, compared to its benchmark:

Start of
Performance
(12/3/14)**
Pacific Financial Faith & Values Based Moderate Fund - Investor Class	0.96%
Blend 50% S&P 500 TR/ 50% Barclays Intermediate Government Credit Index ***	1.45%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses were 3.05% for Institutional Class Shares and 3.80% for Investor Class shares per the August 28, 2013 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

** The Fund commenced operations on May 31, 2013. Start of performance is December 3, 2014.

*** 50% - The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses. 50% - The Barclays Intermediate Government/Credit Index is an unmanaged index that tracks the performance of intermediate US government securities. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Top Holdings By Asset Class	% of Net Assets
Mutual Funds - Equity Funds	50.85%
Mutual Funds - Debt Funds	46.37%
Other Assets in Excess of Liabilities	2.78%
100.00%

Please refer to the Portfolio of Investments in this annual report for detailed analysis of the Fund’s holdings.

PACIFIC FINANCIAL CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS	April 30, 2015

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 30.64%
	EQUITY FUNDS - 30.64%
221,448	iShares Core S&P Mid-Cap ETF *	$33,177,339
269,511	iShares Core S&P Small-Cap ETF *	31,077,314
169,536	iShares S&P 500 Growth ETF *	19,413,567
413,036	PowerShares Dynamic Large Cap Growth Portfolio	12,462,453
8,762	Vanguard S&P 500 ETF	1,674,418
	TOTAL EXCHANGE TRADED FUNDS (Cost - $96,689,161)	97,805,091

	MUTUAL FUNDS - 68.14%
	EQUITY FUNDS - 68.14%
937,451	American Beacon Bridgeway Large Cap Value Fund	22,705,073
54,274	ClearBridge Aggressive Growth Fund	12,442,763
1,067,083	Glenmede Large Cap Core Portfolio	23,699,903
439,419	Goldman Sachs Large Cap Growth Insights Fund	10,238,456
1,761,875	JPMorgan Disciplined Equity Fund	42,249,771
1,764,978	MainStay US Equity Opportunities Fund	15,108,214
193,552	Oakmark Fund	13,000,882
757,357	Professionally Managed Portfolios - Hodges Small Cap Fund	15,737,876
558,919	T Rowe Price Value Fund	19,746,619
397,894	Vanguard Strategic Equity Fund	13,293,622
261,169	Vanguard Structured Large Cap Equity Fund	10,579,946
560,959	Wells Fargo Advantage Special Mid CapValue Fund	18,702,386
	TOTAL MUTUAL FUNDS (Cost - $212,673,135)	217,505,511

	SHORT-TERM INVESTMENTS - 1.37%
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 0.14%
445,954	Dreyfus Government Cash Management, 0.01%**	445,954

	MONEY MARKET FUND - 1.23%
3,928,088	Milestone Treasury Obligations Portfolio, 0.01%**	3,928,088

	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,374,042)	4,374,042

	TOTAL INVESTMENTS - 100.15% (Cost - $313,736,338) (a)	$319,684,644
	OTHER ASSETS AND LIABILITIES - NET - (0.15)%	(480,601)
	TOTAL NET ASSETS - 100.00%	$319,204,043

* All or a portion of this security is on loan. Total loaned securities had value of $429,759 at April 30, 2015.
ETF - Exchange Traded Fund
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $313,736,338 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$6,747,498
Unrealized depreciation	(799,192)
Net unrealized appreciation	$5,948,306

** Money market fund; interest rate reflects seven day effective yield on April 30, 2015.

See accompanying notes to financial statements.

PACIFIC FINANCIAL EXPLORER FUND
PORTFOLIO OF INVESTMENTS	April 30, 2015

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 99.24%
	CONSUMER CYCLICAL - 10.96%
56,721	iShares U.S. Consumer Services ETF	$8,094,087
123,384	Market Vectors Retail ETF *	9,242,695
105,693	PowerShares DWA Consumer Cyclicals Momentum Portfolio +	4,856,593
		22,193,375
	CONSUMER DEFENSIVE - 3.87%
180,174	First Trust Consumer Staples AlphaDEX Fund	7,835,767

	ENERGY - 6.72%
164,501	Energy Select Sector SPDR Fund	13,600,943

	FINANCIAL SERVICES - 7.89%
661,848	Financial Select Sector SPDR Fund	15,970,392

	FOREIGN LARGE CORE - 2.96%
214,087	iShares Currency Hedged MSCI EAFE ETF *	6,000,859

	GROWTH & INCOME - 7.74%
231,517	First Trust NASDAQ-100 Ex-Technology Sector IndexSM Fund * +	9,684,356
105,191	TrimTabs Float Shrink ETF *	5,993,783
		15,678,139
	INDUSTRIALS - 2.67%
43,727	PowerShares Aerospace & Defense Portfolio	1,561,054
33,559	SPDR S&P Aerospace & Defense ETF	3,849,815
		5,410,869
	HEALTH & BIOTECHNOLOGY - 10.15%
20,582	iShares Nasdaq Biotechnology ETF *	6,867,390
183,896	Powershares Dynamic Pharmaceuticals Portfolio *	13,674,506
		20,541,896
	LARGE CAP GROWTH - 2.73%
183,473	PowerShares Dynamic Large Cap Growth Portfolio *	5,535,894

	LARGE CAP GROWTH & INCOME - 14.19%
219,981	iShares MSCI USA Minimum Volatility ETF *	9,023,621
103,140	Vanguard S&P 500 ETF *	19,710,054
		28,733,675
	LARGE CAP VALUE - 9.02%
194,612	iShares S&P 500 Value ETF	18,272,121

	LEISURE INDUSTRY - 3.42%
91,996	Consumer Discretionary Select Sector SPDR Fund *	6,928,219

	MID CAP GROWTH & INCOME - 5.04%
68,083	iShares Core S&P Mid-Cap ETF	10,200,195

	TECHNOLOGY - 11.88%
59,168	iShares PHLX Semiconductor ETF *	5,491,382
157,787	PowerShares DWA Technology Momentum Portfolio +	6,360,394
113,332	Powershares QQQ Trust Series 1	12,197,923
		24,049,699

	TOTAL EXCHANGE TRADED FUNDS (Cost - $194,513,037)	200,952,043

See accompanying notes to financial statements.

PACIFIC FINANCIAL EXPLORER FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)	April 30, 2015

Shares	Description	Value
	SHORT-TERM INVESTMENTS - 9.46%
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 8.13%
16,467,564	Dreyfus Government Cash Management, 0.01%**	$16,467,564

	MONEY MARKET FUND - 1.33%
2,687,367	Milestone Treasury Obligations Portfolio, 0.01%**	2,687,367

	TOTAL SHORT-TERM INVESTMENTS (Cost - $19,154,931)	19,154,931

	TOTAL INVESTMENTS - 108.70% (Cost - $213,667,968) (a)	$220,106,974
	OTHER ASSETS AND LIABILITIES - NET - (8.70)%	(17,615,545)
	TOTAL NET ASSETS - 100.00%	$202,491,429

* All or a portion of this security is on loan. Total loaned securities had a value of $15,801,589 at April 30, 2015.
+ Affiliated Company - Pacific Financial Explorer Fund holds in excess of 5% of outstanding voting securities of this exchange traded fund.
ETF - Exchange Traded Fund
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $213,684,270 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$7,742,451
Unrealized depreciation	(1,319,747)
Net unrealized appreciation	$6,422,704

** Money market fund; interest rate reflects seven day effective yield on April 30, 2015.

See accompanying notes to financial statements.

PACIFIC FINANCIAL INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS	April 30, 2015

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 19.72%
	EQUITY FUNDS - 19.72%
124,064	iShares Currency Hedged MSCI EAFE ETF *	$3,477,514
99,038	iShares Currency Hedged MSCI Japan ETF	3,064,236
60,791	WisdomTree Europe Hedged Equity Fund	3,906,429
	TOTAL EXCHANGE TRADED FUNDS (Cost - $10,656,997)	10,448,179

	MUTUAL FUNDS - 79.18%
	EQUITY FUNDS - 79.18%
57,528	City National Rochdale Emerging Markets Fund	2,492,088
620,487	Dodge & Cox Global Stock Fund	7,675,422
192,684	FMI International Fund	5,836,383
41,519	Janus Global Life Sciences Fund	2,448,772
242,768	JOHCM International Select Fund	5,054,439
81,270	MFS International Value Fund	3,063,082
206,803	Oberweis International Opportunities Fund ^	4,218,781
253,688	Pear Tree Polaris Foreign Value Small Cap Fund	3,551,635
280,031	Thornburg Global Opportunities Fund	7,619,649
	TOTAL MUTUAL FUNDS (Cost - $40,730,775)	41,960,251

	SHORT-TERM INVESTMENTS - 2.63%
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 1.47%
780,100	Dreyfus Government Cash Management, 0.01%**	780,100

	MONEY MARKET FUND - 1.16%
614,347	Milestone Treasury Obligations Portfolio, 0.01%**	614,347

	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,394,447)	1,394,447

	TOTAL INVESTMENTS - 101.53% (Cost - $52,782,219) (a)	$53,802,877
	OTHER ASSETS AND LIABILITIES - NET - (1.53)%	(812,782)
	TOTAL NET ASSETS - 100.00%	$52,990,095

* All or a portion of this security is on loan. Total loaned securities had a value of $754,007 at April 30, 2015.
^ Non-income producing security.
ETF - Exchange Traded Fund
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $52,782,219 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$1,397,614
Unrealized depreciation	(376,956)
Net unrealized appreciation	$1,020,658

** Money market fund; interest rate reflects seven day effective yield on April 30, 2015.

See accompanying notes to financial statements.

PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND
PORTFOLIO OF INVESTMENTS	April 30, 2015

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 38.02%
	DEBT FUNDS - 38.02%
61,616	iShares Core U.S. Aggregate Bond ETF	$6,830,750
57,592	iShares iBoxx $ High Yield Corporate Bond ETF	5,240,296
238,450	iShares Intermediate Government/Credit Bond ETF	26,620,558
190,949	PIMCO Total Return Active Exchange-Traded Fund *	20,798,165
129,552	Vanguard Total International Bond ETF	6,928,441
	TOTAL EXCHANGE TRADED FUNDS (Cost - $66,457,760)	66,418,210

	MUTUAL FUNDS - 61.23%
	DEBT FUNDS - 61.23%
980,720	Angel Oak Multi-Strategy Income Fund	11,905,938
1,834,953	BlackRock Total Return Fund	21,964,392
880,148	Cohen & Steers Preferred Securities and Income Fund, Inc.	12,190,047
1,411,601	DoubleLine Core Fixed Income Fund	15,640,536
603,380	Guggenheim - Total Return Bond Fund	16,327,461
475,688	Metropolitan West Total Return Bond Fund	5,218,295
345,059	Nuveen High Yield Municipal Bond Fund	5,921,218
994,752	PIMCO Investment Grade Corporate Bond Fund	10,653,795
609,307	Western Asset Core Plus Bond Fund	7,159,364
	TOTAL MUTUAL FUNDS (Cost - $106,916,353)	106,981,046

	SHORT-TERM INVESTMENTS - 2.40%
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 0.01%
11,200	Dreyfus Government Cash Management, 0.01%**	11,200

	MONEY MARKET FUND - 2.39%
4,177,813	Milestone Treasury Obligations Portfolio, 0.01%**	4,177,813

	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,189,013)	4,189,013

	TOTAL INVESTMENTS - 101.65% (Cost - $177,563,126) (a)	$177,588,269
	OTHER ASSETS AND LIABILITIES - NET - (1.65)%	(2,879,891)
	TOTAL NET ASSETS - 100.0%	$174,708,378

ETF - Exchange Traded Fund
* All or a portion of this security is on loan. Total loaned securities had a value of $10,892 at April 30, 2015.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $177,631,840 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$290,193
Unrealized depreciation	(333,764)
Net unrealized depreciation	$(43,571)

** Money market fund; interest rate reflects seven day effective yield on April 30, 2015.

See accompanying notes to financial statements.

PACIFIC FINANCIAL TACTICAL FUND
PORTFOLIO OF INVESTMENTS	April 30, 2015

Shares	Description	Value
	MUTUAL FUNDS - 97.76%
	ASSET ALLOCATION FUNDS - 20.03%
168,864	Altegris Futures Evolution Strategy Fund	$1,908,159
344,615	Touchstone Flexible Income Fund +	3,663,260
100,699	USAA Growth and Tax Strategy Fund	1,755,189
		7,326,608
	DEBT FUNDS - 71.77%
354,260	Angel Oak Multi-Strategy Income Fund	4,300,713
284,627	BlackRock Strategic Income Opportunities Portfolio	2,900,348
348,719	Cohen & Steers Preferred Securities and Income Fund, Inc.	4,829,758
1,117,936	Homestead Short-Term Bond Fund	5,857,987
342,817	Metropolitan West Unconstrained Bond Fund	4,093,239
382,471	PIMCO Mortgage Opportunities Fund	4,272,198
		26,254,243
	EQUITY FUND - 5.96%
141,711	TFS Market Neutral Fund	2,182,352

	TOTAL MUTUAL FUNDS (Cost - $35,718,851)	35,763,203

	SHORT-TERM INVESTMENTS - 2.17%
	MONEY MARKET FUND - 2.17%
792,711	Milestone Treasury Obligations Portfolio, 0.01%** (Cost - $792,711)	792,711

	TOTAL INVESTMENTS - 99.93% (Cost - $36,511,562) (a)	$36,555,914
	OTHER ASSETS AND LIABILITIES - NET - 0.07%	27,054
	TOTAL NET ASSETS - 100.0%	$36,582,968

+ Affiliated Company - Pacific Financial Tactical Fund holds in excess of 5% of outstanding voting securities of this exchange traded fund.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $36,512,247 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$129,497
Unrealized depreciation	(85,830)
Net unrealized appreciation	$43,667

** Money market fund; interest rate reflects seven day effective yield on April 30, 2015.

See accompanying notes to financial statements.

PACIFIC FINANCIAL FAITH & VALUES BASED MODERATE FUND
PORTFOLIO OF INVESTMENTS	April 30, 2015

Shares	Description	Value
	MUTUAL FUNDS - 97.22%
	DEBT FUNDS - 46.37%
47,847	Ave Maria Bond Fund	$537,801
47,152	GuideStone Medium-Duration Bond Fund	694,548
78,598	Praxis Intermediate Income Fund	827,633
44,186	Timothy Plan Fixed Income Fund	462,625
22,469	Timothy Plan High Yield Bond Fund	210,531
		2,733,138
	EQUITY FUNDS - 50.85%
27,048	Eventide Gilead Fund	765,734
11,852	Eventide Healthcare & Life Sciences Fund ^	272,829
21,488	GuideStone Funds - Equity Index Fund	500,041
52,020	Praxis Growth Index Fund	923,363
49,675	Timothy Plan Large/Mid Cap Growth Fund	419,752
6,294	Timothy Plan Small-Cap Value Fund	115,248
		2,996,967

	TOTAL MUTUAL FUNDS (Cost - $5,687,412)	5,730,105

	SHORT-TERM INVESTMENT - 3.03%
	MONEY MARKET FUND - 3.03%
178,644	Milestone Treasury Obligations Portfolio, 0.01%** (Cost - $178,644)	178,644

	TOTAL INVESTMENTS - 100.25% (Cost - $5,866,056) (a)	$5,908,749
	OTHER ASSETS AND LIABILITIES - NET - (0.25)%	(14,898)
	TOTAL NET ASSETS - 100.0%	$5,893,851

^ Non-income producing security.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $5,871,942 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$52,251
Unrealized depreciation	(15,444)
Net unrealized appreciation	$36,807

** Money market fund; interest rate reflects seven day effective yield on April 30, 2015.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2015

						Pacific Financial
	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial	Faith & Values
	Core Equity	Explorer	International	Strategic	Tactical	Based Moderate
	Fund	Fund	Fund	Conservative Fund	Fund	Fund
Assets:
Investments in unaffiliated securities, at cost	$313,736,338	$192,785,414	$52,782,219	$177,563,126	$32,843,786	$5,866,056
Investments in affiliated securities, at cost	—	20,882,554	—	—	3,667,776	—
Total Securities, at cost	$313,736,338	$213,667,968	$52,782,219	$177,563,126	$36,511,562	$5,866,056
Investments in unaffiliated securities, at value	$319,684,644	$199,205,631	$53,802,877	$177,588,269	$32,892,654	$5,908,749
Investments in affiliated securities, at value	—	20,901,343	—	—	3,663,260	—
Investments in securities, at value	$319,684,644	$220,106,974	$53,802,877	$177,588,269	$36,555,914	$5,908,749
Receivable for fund shares sold	786,489	565,051	34,640	303,293	3,895	—
Interest and dividends receivable	—	—	—	304,225	70,320	2,363
Receivable for securities sold	—	10,357,770	—	2,192,267	—	—
Prepaid expenses and other assets	26,143	29,529	20,357	23,340	23,203	3,543
Total Assets	320,497,276	231,059,324	53,857,874	180,411,394	36,653,332	5,914,655

Liabilities:
Collateral on securities loaned (see note 7)	445,954	16,467,564	780,100	11,200	—	—
Payable for fund shares redeemed	272,444	174,781	634	122,509	3	—
Payable for securities purchased	—	11,589,258	—	5,253,513	—	—
Investment advisory fees payable	262,022	165,573	39,171	142,031	29,793	12,580
Distribution (12b-1) fees payable	229,175	143,181	34,038	109,102	20,169	4,370
Accrued expenses and other liabilities	83,638	27,538	13,836	64,661	20,399	3,854
Total Liabilities	1,293,233	28,567,895	867,779	5,703,016	70,364	20,804
Net Assets	$319,204,043	$202,491,429	$52,990,095	$174,708,378	$36,582,968	$5,893,851
Net Assets:
Paid in capital ($0 par value, unlimited shares authorized)	$305,291,407	$187,088,348	$55,127,281	$176,628,640	$37,038,593	$5,889,328
Accumulated undistributed net investment income (loss)	—	—	(293,107)	719,428	42,372	(30,721)
Accumulated net realized gain/(loss) on investments	7,964,330	8,964,075	(2,864,737)	(2,664,833)	(542,349)	(7,449)
Net unrealized appreciation on investments	5,948,306	6,439,006	1,020,658	25,143	44,352	42,693

Net Assets	$319,204,043	$202,491,429	$52,990,095	$174,708,378	$36,582,968	$5,893,851

Net Asset Value Per Share
Institutional Class Shares
Net assets	$50,921,343	$35,095,209	$8,983,492	$26,549,835	$9,245,772	$—
Shares of Beneficial Interest Outstanding	5,247,184	3,414,222	1,518,481	2,787,243	938,801	—
Net asset value, offering and redemption price per share	$9.70	$10.28	$5.92	$9.53	$9.85	$—

Investor Class Shares
Net assets	$268,282,700	$167,396,220	$44,006,603	$148,158,543	$27,337,196	$5,893,851
Shares of Beneficial Interest Outstanding	28,657,271	16,796,997	7,729,034	15,602,722	2,837,266	585,733
Net asset value, offering and redemption
price per share	$9.36	$9.97	$5.69	$9.50	$9.64	$10.06

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Year Ended April 30, 2015

						Pacific Financial
	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial	Faith & Values
	Core Equity	Explorer	International	Strategic	Tactical	Based Moderate
	Fund	Fund	Fund	Conservative Fund	Fund	Fund
Investment Income:
Dividends	$5,549,040	$2,138,945	$618,097	$4,725,437	$942,908	$37,117
Security Lending	19,873	96,955	20,650	5,874	—	—
Income from affiliates	—	21,389	—	—	79,280	—
Interest	120	77	39	131	202	1
Total Investment Income	5,569,033	2,257,366	638,786	4,731,442	1,022,390	37,118

Expenses:
Investment advisory fees	2,572,817	1,501,756	381,266	1,359,579	339,022	17,768
Distribution (12b-1) fees - Institutional Class	132,480	82,876	18,548	65,635	25,253	—
Distribution (12b-1) fees - Investor Class	2,042,898	1,170,251	307,073	1,097,040	238,009	17,768
Administration service fees	332,185	192,296	51,097	179,303	46,943	2,492
Non 12b-1 Shareholder Services Fees	150,539	73,479	29,046	71,521	25,231	817
Registration fees	35,701	36,000	32,071	35,775	32,848	1,738
Audit fees	18,003	10,083	2,534	5,910	6,958	1,170
Custodian fees	30,280	24,254	8,511	22,729	7,370	2,858
Compliance officer fees	17,203	9,539	2,913	9,756	3,217	362
Printing and postage expense	36,384	21,578	7,298	31,232	8,856	527
Legal fees	16,843	14,521	12,645	12,935	11,866	4,082
Trustees’ fees and expenses	11,277	11,587	11,441	11,319	9,106	4,082
Insurance expense	5,447	2,605	744	4,624	1,077	112
Miscellaneous expenses	29,127	15,422	5,096	6,913	2,377	3,020
Total Expenses	5,431,184	3,166,247	870,283	2,914,271	758,133	56,796
Less fees waived by the Advisor	—	—	—	—	—	(3,185)
Net Expenses	5,431,184	3,166,247	870,283	2,914,271	758,133	53,611

Net Investment Income (Loss)	137,849	(908,881)	(231,497)	1,817,171	264,257	(16,493)

Realized and Unrealized
Gain (Loss) on Investments
Net realized gain/(loss) from investments	9,718,564	12,635,598	55,376	(681,680)	(124,188)	(58,332)
Distributions received from underlying
investment companies	9,341,239	63,834	254,217	276,699	7,706	50,883
Total realized gain (loss)	19,059,803	12,699,432	309,593	(404,981)	(116,482)	(7,449)
Net change in unrealized appreciation (depreciation) of:
Unaffiliated Investments	(2,608,224)	2,927,043	444,613	(303,543)	(243,239)	42,693
Affiliated Investments	—	18,789	—	—	(4,516)	—
Total unrealized appreciation/(depreciation)	(2,608,224)	2,945,832	444,613	(303,543)	(247,755)	42,693
Net Realized and Unrealized Gain (Loss)	16,451,579	15,645,264	754,206	(708,524)	(364,237)	35,244

Net Increase (Decrease) in Net Assets
Resulting From Operations	$16,589,428	$14,736,383	$522,709	$1,108,647	$(99,980)	$18,751

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Pacific Financial		Pacific Financial		Pacific Financial
	Core Equity Fund		Explorer Fund		International Fund

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2015	April 30, 2014	April 30, 2015	April 30, 2014	April 30, 2015	April 30, 2014
Operations:
Net investment income (loss)	$137,849	$(988,176)	$(908,881)	$(801,163)	$(231,497)	$(76,758)
Distributions received from underlying
investment companies	9,341,239	1,498,974	63,834	278,906	254,217	720,329
Net realized gain (loss) from investments	9,718,564	19,161,358	12,635,598	9,944,009	55,376	2,459,143
Net change in unrealized appreciation / (depreciation) on investments	(2,608,224)	1,962,608	2,945,832	429,696	444,613	(713,768)
Net Increase in Net Assets
Resulting From Operations	16,589,428	21,634,764	14,736,383	9,851,448	522,709	2,388,946

Distributions to Shareholders From:
Net Investment Income:
Institutional Class	(654,547)	(450,240)	—	(161,416)	—	(15,829)
Investor Class	(1,791,763)	(516,059)	—	(86,663)	—	—
Net Realized Gains:
Institutional Class	(2,947,852)	(5,025,152)	(1,727,472)	(1,615,599)	—	—
Investor Class	(12,871,492)	(11,788,912)	(6,863,666)	(3,420,746)	—	—
Return of Capital:
Institutional Class	—	—	—	—	—	(42,180)
Investor Class	—	—	—	—	—	(90,938)
Total Distributions to Shareholders	(18,265,654)	(17,780,363)	(8,591,138)	(5,284,424)	—	(148,947)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Institutional Class	8,592,317	14,289,065	7,380,778	15,393,706	2,814,049	2,912,712
Investor Class	166,667,478	80,705,669	103,089,742	58,843,500	26,649,859	16,161,325
Reinvestment of dividends and distributions
Institutional Class	3,546,338	5,409,005	1,702,556	1,745,458	—	57,677
Investor Class	14,126,594	12,187,545	6,602,704	3,489,589	—	90,380
Cost of shares redeemed
Institutional Class	(12,510,769)	(15,422,742)	(6,929,993)	(8,519,897)	(1,107,033)	(1,223,220)
Investor Class	(49,407,985)	(26,815,880)	(23,173,027)	(19,701,670)	(7,817,553)	(4,111,963)
Net Increase in Net Assets From
Share Transactions of Beneficial Interest	131,013,973	70,352,662	88,672,760	51,250,686	20,539,322	13,886,911
Total Increase in Net Assets	129,337,747	74,207,063	94,818,005	55,817,710	21,062,031	16,126,910

Net Assets:
Beginning of Period	189,866,296	115,659,233	107,673,424	51,855,714	31,928,064	15,801,154
End of Period **	$319,204,043	$189,866,296	$202,491,429	$107,673,424	$52,990,095	$31,928,064
** Includes accumulated net investment loss at end of period	$—	$—	$—	$—	$(293,107)	$(74,222)

Share Activity
Institutional Class:
Shares Sold	869,581	1,449,753	719,795	1,585,998	479,398	531,519
Shares Reinvested	363,727	562,852	167,245	178,838	—	9,893
Shares Redeemed	(1,263,585)	(1,581,459)	(676,058)	(891,114)	(190,801)	(219,034)
Net increase / (decrease) in shares of beneficial interest outstanding	(30,277)	431,146	210,982	873,722	288,597	322,378

Investor Class:
Shares Sold	17,487,400	8,463,473	10,382,093	6,197,638	4,718,683	2,989,160
Shares Reinvested	1,498,048	1,304,876	667,614	364,257	—	15,968
Shares Redeemed	(5,176,660)	(2,824,419)	(2,333,334)	(2,098,589)	(1,412,284)	(752,912)
Net increase in shares of beneficial interest outstanding	13,808,788	6,943,930	8,716,373	4,463,306	3,306,399	2,252,216

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	Pacific Financial Strategic Conservative Fund		Pacific Financial Tactical Fund		Pacific Financial Faith & Values Based Moderate Fund	Pacific Financial Faith & Values Based Moderate Fund

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2015	April 30, 2014	April 30, 2015	April 30, 2014	April 30, 2015 (a)	April 30, 2014 (a)
Operations:
Net investment income (loss)	$1,817,171	$1,236,875	$264,257	$259,160	$(16,493)	$—
Distributions received from underlying investment companies	276,699	290,263	7,706	106,832	50,883	—
Net realized gain (loss) from investments	(681,680)	(2,549,386)	(124,188)	327,442	(58,332)	—
Net change in unrealized appreciation / (depreciation) on investments	(303,543)	(1,725,556)	(247,755)	(617,631)	42,693	—
Net Increase (Decrease) in Net Assets
Resulting From Operations	1,108,647	(2,747,804)	(99,980)	75,803	18,751	—

Distributions to Shareholders From:
Net Investment Income:
Institutional Class	(465,040)	(434,560)	(138,168)	(186,226)	—	—
Investor Class	(1,055,645)	(615,660)	(197,782)	(196,169)	(14,228)	—
Net Realized Gains:
Institutional Class	—	(149,742)	—	—	—	—
Investor Class	—	(416,449)	—	—	—	—
Return on Capital:
Institutional Class	—	—	—	—	—	—
Investor Class	—	—	—	—	—	—
Total Distributions to Shareholders	(1,520,685)	(1,616,411)	(335,950)	(382,395)	(14,228)	—

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Institutional Class	5,558,968	9,005,132	1,754,063	5,391,540	—	—
Investor Class	92,372,501	52,191,002	15,632,555	16,927,618	6,814,332	10
Reinvestment of dividends and distributions
Institutional Class	456,896	576,708	137,624	184,937	—	—
Investor Class	1,031,636	1,027,141	193,026	195,626	12,928	—
Cost of shares redeemed
Institutional Class	(4,984,886)	(17,613,205)	(3,181,049)	(4,763,384)	—	—
Investor Class	(24,726,813)	(33,851,762)	(8,566,274)	(9,466,425)	(937,942)	—
Net Increase in Net Assets From
Share Transactions of Beneficial Interest	69,708,302	11,335,016	5,969,945	8,469,912	5,889,318	10

Total Increase in Net Assets	69,296,264	6,970,801	5,534,015	8,163,320	5,893,841	10

Net Assets:
Beginning of Period	105,412,114	98,441,313	31,048,953	22,885,633	10	—
End of Period **	$174,708,378	$105,412,114	$36,582,968	$31,048,953	$5,893,851	$10
** Includes accumulated undistributed net investment income (loss) at end of period	$719,428	$422,942	$42,372	$114,065	$(30,721)	$—
Share Activity
Institutional Class:
Shares Sold	580,584	938,592	177,233	543,201	—	—
Shares Reinvested	47,945	60,590	14,086	18,775	—	—
Shares Redeemed	(520,254)	(1,838,055)	(321,217)	(478,905)	—	—
Net increase (decrease) in shares of beneficial interest outstanding	108,275	(838,873)	(129,898)	83,071	—	—

Investor Class:
Shares Sold	9,689,199	5,461,844	1,609,760	1,737,565	678,610	1
Shares Reinvested	108,603	108,476	20,149	20,209	1,293	—
Shares Redeemed	(2,593,369)	(3,557,092)	(883,118)	(972,307)	(94,171)	—
Net increase in shares of beneficial interest outstanding	7,204,433	2,013,228	746,791	785,467	585,732	1

(a) The inception date of Pacific Financial Faith & Values Based Moderate Fund is May 31, 2013, however fund operations did not commence until December 3, 2014, (see Note 1).

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL CORE EQUITY FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Institutional Class
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2015	2014	2013	2012	2011

Net asset value, beginning of period	$9.65	$9.21	$8.50	$8.96	$7.83
Activity from investment operations:
Net investment income (loss) (1)	0.05	(0.01)	0.16	(0.04)	(0.03)
Net realized and unrealized gain (loss)	0.68	1.57	0.91	(0.42)	1.16
Total from investment operations	0.73	1.56	1.07	(0.46)	1.13

Less distributions from:
Net Investment Income	(0.12)	(0.09)	(0.06)	—	—
Net Realized Gains	(0.56)	(1.03)	(0.30)	—	—
Total distributions	(0.68)	(1.12)	(0.36)	—	—

Net asset value, end of period	$9.70	$9.65	$9.21	$8.50	$8.96

Total return (2,3)	7.51%	16.96%	13.15%	-5.13%	14.43%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$50,921	$50,931	$44,641	$47,280	$51,652
Ratios of expenses to average net assets: (4)	1.51%	1.53%	1.65%	1.64%	1.68%
Ratios of net investment income (loss) to average net assets: (4,5)	0.47%	-0.13%	1.93%	-0.48%	-0.48%
Portfolio turnover rate	137%	267%	400%	454%	381%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)
Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)
The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL CORE EQUITY FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Investor Class
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2015	2014	2013	2012	2011

Net asset value, beginning of period	$9.36	$8.98	$8.32	$8.83	$7.78
Activity from investment operations:
Net investment income (loss) (1)	(0.01)	(0.09)	0.12	(0.09)	(0.10)
Net realized and unrealized gain (loss)	0.65	1.54	0.87	(0.42)	1.15
Total from investment operations	0.64	1.45	0.99	(0.51)	1.05

Less distributions from:
Net Investment Income	(0.08)	(0.04)	(0.03)	—	—
Net Realized Gains	(0.56)	(1.03)	(0.30)	—	—
Total distributions	(0.64)	(1.07)	(0.33)	—	—

Net asset value, end of period	$9.36	$9.36	$8.98	$8.32	$8.83

Total return (2,3)	6.71%	16.18%	12.28%	-5.78%	13.50%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$268,283	$138,936	$71,018	$35,254	$17,582
Ratios of expenses to average net assets: (4)	2.26%	2.27%	2.40%	2.40%	2.43%
Ratios of net investment income (loss) to average net assets: (4,5)	-0.05%	-0.90%	1.41%	-1.17%	-1.31%
Portfolio turnover rate	137%	267%	400%	454%	381%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)
Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)
The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL EXPLORER FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Institutional Class
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2015	2014	2013	2012	2011

Net asset value, beginning of period	$9.69	$8.81	$7.89	$8.75	$7.92
Activity from investment operations:
Net investment income (loss) (1)	(0.01)	(0.05)	0.16	(0.02)	(0.08)
Net realized and unrealized gain (loss)	1.15	1.55	0.89	(0.84)	1.16
Total from investment operations	1.14	1.50	1.05	(0.86)	1.08

Less distributions from:
Net Investment Income	—	(0.06)	(0.09)	—	—
Net Realized Gains	(0.55)	(0.56)	(0.04)	—	(0.25)
Total distributions	(0.55)	(0.62)	(0.13)	—	(0.25)

Net asset value, end of period	$10.28	$9.69	$8.81	$7.89	$8.75

Total return (2,3)	11.81%	16.94%	13.48%	-9.83%	13.99%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$35,095	$31,049	$20,530	$16,752	$24,371
Ratios of gross expenses to average net assets: (4)	1.53%	1.57%	1.70%	1.71%	1.86%
Ratios of net expenses to average net assets: (4)	1.53%	1.57%	1.70%	1.71%	1.92	% (5)
Ratios of net investment income (loss) to average net assets: (4,6)	-0.06%	-0.48%	2.01%	-0.25%	-0.99%
Ratios of net investment income (loss) to average net assets - pre waiver/recapture (4,6)	-0.06%	-0.48%	2.01%	-0.25	-0.93
Portfolio turnover rate	227%	300%	466%	790%	688%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)
Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)
The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets inclusive of the Adviser’s recapture of waived/reimbursed fees from prior periods.
(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL EXPLORER FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Investor Class
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2015	2014	2013	2012	2011

Net asset value, beginning of period	$9.48	$8.66	$7.78	$8.68	$7.93
Activity from investment operations:
Net investment income (loss) (1)	(0.07)	(0.12)	0.11	(0.07)	(0.13)
Net realized and unrealized gain (loss)	1.11	1.51	0.86	(0.83)	1.13
Total from investment operations	1.04	1.39	0.97	(0.90)	1.00
Less distributions from:
Net Investment Income	—	(0.01)	(0.05)	—	—
Net Realized Gains	(0.55)	(0.56)	(0.04)	—	(0.25)
Total distributions	(0.55)	(0.57)	(0.09)	—	(0.25)

Net asset value, end of period	$9.97	$9.48	$8.66	$7.78	$8.68

Total return (2,3)	11.01%	16.04%	12.59%	-10.37%	12.96%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$167,396	$76,624	$31,326	$12,550	$8,011
Ratios of expenses to average net assets: (4)	2.27%	2.33%	2.45%	2.46%	2.61%
Ratios of net investment income (loss) to average net assets: (4,5)	-0.76%	-1.27%	1.43%	-0.94%	-1.57%
Portfolio turnover rate	227%	300%	466%	790%	688%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)
Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)
The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL INTERNATIONAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Institutional Class
	Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	April 30,		April 30,	April 30,	April 30,		April 30,
	2015		2014	2013	2012		2011

Net asset value, beginning of period	$5.79		$5.23	$4.84	$6.39		$5.48
Activity from investment operations:
Net investment income (loss) (1)	(0.00	) (2)	0.01	0.05	(0.01)		0.02
Net realized and unrealized gain (loss)	0.13		0.60	0.34	(1.53)		0.89
Total from investment operations	0.13		0.61	0.39	(1.54)		0.91

Less distributions from:
Net Investment Income	—		(0.01)	—	(0.01)		0.00	(2)
Return of Capital	—		(0.04)	—	—		—
Total distributions	—		(0.05)	—	(0.01)		0.00	(2)

Net asset value, end of period	$5.92		$5.79	$5.23	$4.84		$6.39

Total return (3,4)	2.25%		11.61%	8.06%	-24.15%		16.63%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$8,983		$7,117	$4,750	$4,842		$10,541
Ratios of gross expenses to average net assets: (5)	1.59%		1.71%	2.05%	1.91%		1.92%
Ratios of net expenses to average net assets: (5)	1.59%		1.71%	2.05%	1.99	% (6)	2.00	% (6)
Ratios of net investment income (loss) to average net assets: (5,7)	-0.01%		0.15%	1.02%	-0.22%		0.28%
Ratios of net investment income (loss) to average net assets - pre waiver/recapture: (5,7)	-0.01%		0.15%	1.02%	-0.14%		0.35%
Portfolio turnover rate	158%		136%	332%	570%		584%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Per share amount represents less than $0.01 per share.
(3)
Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(4)	Assumes reinvestment of all dividends and distributions, if any.
(5)
The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets inclusive of the Adviser’s recapture of waived/reimbursed fees from prior periods.
(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL INTERNATIONAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Investor Class
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2015	2014	2013	2012	2011

Net asset value, beginning of period	$5.61	$5.09	$4.74	$6.32	$5.44
Activity from investment operations:
Net investment income (loss) (1)	(0.04)	(0.03)	0.02	(0.04)	(0.05)
Net realized and unrealized gain (loss)	0.12	0.57	0.33	(1.52)	0.93
Total from investment operations	0.08	0.54	0.35	(1.56)	0.88

Less distributions from:
Net Investment Income	—	—	—	(0.02)	0.00 (2)
Return of Capital	—	(0.02)	—	—	—
Total distributions	—	(0.02)	—	(0.02)	0.00 (2)

Net asset value, end of period	$5.69	$5.61	$5.09	$4.74	$6.32

Total return (3,4)	1.43%	10.68%	7.38%	-24.72%	16.18%
Ratios/Supplemental Data:
Net assets, end of period	$44,007	$24,811	$11,051	$4,870	$5,039
Ratios of expenses to average net assets: (5)	2.34%	2.46%	2.80%	2.69%	2.67%
Ratios of net investment income (loss) to average net assets: (5,6)	-0.69%	-0.48%	0.34%	-0.78%	-0.80%
Portfolio turnover rate	158%	136%	332%	570%	584%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Per share amount represents less than $0.01 per share.
(3)
Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(4)	Assumes reinvestment of all dividends and distributions, if any.
(5)
The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Institutional Class
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2015	2014	2013	2012	2011

Net asset value, beginning of period	$9.54	$9.96	$9.59	$9.52	$9.37
Activity from investment operations:
Net investment income (1)	0.19	0.17	0.34	0.29	0.45
Net realized and unrealized gain (loss)	(0.03)	(0.38)	0.39	0.07	0.14
Total from investment operations	0.16	(0.21)	0.73	0.36	0.59

Less distributions from:
Net Investment Income	(0.17)	(0.15)	(0.31)	(0.29)	(0.44)
Net Realized Gains	—	(0.06)	(0.05)	—	—
Total distributions	(0.17)	(0.21)	(0.36)	(0.29)	(0.44)

Net asset value, end of period	$9.53	$9.54	$9.96	$9.59	$9.52

Total return (2,3)	1.68%	-2.15%	7.70%	3.81%	6.41%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$26,550	$25,567	$35,042	$32,426	$33,153
Ratios of expenses to average net assets: (4)	1.54%	1.56%	1.65%	1.65%	1.71%
Ratios of net investment income to average net assets: (4,5)	1.95%	1.78%	3.45%	3.04%	4.72%
Portfolio turnover rate	188%	218%	81%	218%	162%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)
Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)
The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Investor Class
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2015	2014	2013	2012	2011

Net asset value, beginning of period	$9.51	$9.93	$9.57	$9.50	$9.33
Activity from investment operations:
Net investment income (1)	0.11	0.10	0.28	0.23	0.47
Net realized and unrealized gain (loss)	(0.03)	(0.38)	0.38	0.05	0.05
Total from investment operations	0.08	(0.28)	0.66	0.28	0.52

Less distributions from:
Net Investment Income	(0.09)	(0.08)	(0.25)	(0.21)	(0.35)
Net Realized Gains	—	(0.06)	(0.05)	—	—
Total distributions	(0.09)	(0.14)	(0.30)	(0.21)	(0.35)

Net asset value, end of period	$9.50	$9.51	$9.93	$9.57	$9.50

Total return (2,3)	0.85%	-2.83%	6.92%	3.01%	5.61%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$148,159	$79,845	$63,399	$28,724	$11,906
Ratios of expenses to average net assets: (4)	2.29%	2.31%	2.40%	2.41%	2.46%
Ratios of net investment income to average net assets: (4,5)	1.19%	1.05%	2.86%	2.40%	4.91%
Portfolio turnover rate	188%	218%	81%	218%	162%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)
Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)
The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL TACTICAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Institutional Class
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2015	2014	2013	2012	2011

Net asset value, beginning of period	$9.96	$10.09	$9.54	$9.78	$9.84
Activity from investment operations:
Net investment income (1)	0.13	0.14	0.28	0.11	0.21
Net realized and unrealized gain (loss)	(0.10)	(0.12)	0.48	(0.28)	(0.06)
Total from investment operations	0.03	0.02	0.76	(0.17)	0.15

Less distributions from:
Net Investment Income	(0.14)	(0.15)	(0.21)	(0.07)	(0.21)
Total distributions	(0.14)	(0.15)	(0.21)	(0.07)	(0.21)

Net asset value, end of period	$9.85	$9.96	$10.09	$9.54	$9.78

Total return (2,3)	0.31%	0.25%	7.98%	-1.76%	1.53%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$9,246	$10,645	$9,949	$16,752	$20,953
Ratios of expenses to average net assets: (4)	1.71%	1.70%	1.79%	1.70%	1.80%
Ratios of net investment income to average net assets: (4,5)	1.32%	1.37%	2.87%	1.14%	2.09%
Portfolio turnover rate	123%	117%	156%	263%	324%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)
Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)
The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL TACTICAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Investor Class
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2015	2014	2013	2012	2011

Net asset value, beginning of period	$9.76	$9.91	$9.38	$9.65	$9.78
Activity from investment operations:
Net investment income (1)	0.05	0.06	0.21	0.04	0.14
Net realized and unrealized gain (loss)	(0.09)	(0.11)	0.46	(0.28)	(0.06)
Total from investment operations	(0.04)	(0.05)	0.67	(0.24)	0.08

Less distributions from:
Net Investment Income	(0.08)	(0.10)	(0.14)	(0.03)	(0.21)
Total distributions	(0.08)	(0.10)	(0.14)	(0.03)	(0.21)

Net asset value, end of period	$9.64	$9.76	$9.91	$9.38	$9.65

Total return (2,3)	-0.41%	-0.50%	7.15%	-2.49%	0.80%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$27,337	$20,404	$12,937	$12,556	$6,251
Ratios of expenses to average net assets: (4)	2.46%	2.45%	2.54%	2.46%	2.55%
Ratios of net investment income to average net assets: (4,5)	0.55%	0.61%	2.23%	0.41%	1.49%
Portfolio turnover rate	123%	117%	156%	263%	324%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)
Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)
The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL FAITH & VALUES BASED MODERATE FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout the period indicated.

Investor Class
Year Ended
April 30,
2015

Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income (1)	(0.09)
Net realized and unrealized gain	0.19
Total from investment operations	0.10
Less distributions from:
Net Investment Income	(0.04)
Total distributions	(0.04)

Net asset value, end of period	$10.06

Total return (2,3,4)	0.96%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$5,894
Ratio of net expenses to average net assets: (5,6)	3.00%
Ratio of gross expenses to average net assets: (5,6)	3.18%
Ratio of net investment income to average net assets: (5,6,7)	-0.92%
Portfolio turnover rate (4)	29%

*	The inception date of Pacific Financial Faith & Values Based Moderate Fund Investor shares is May 31, 2013. The Fund commenced operations on December 3, 2014.
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)
Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)	Not annualized.
(5)
The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized.
(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS
April 30, 2015

1.	ORGANIZATION

The Pacific Financial family of mutual funds (each a “Fund” and collectively the “Funds”) is comprised of six different actively managed funds. Each Fund is a diversified series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds are the Pacific Financial Core Equity Fund (“Core Equity Fund”), the Pacific Financial Explorer Fund (“Explorer Fund”), the Pacific Financial International Fund (“International Fund”), the Pacific Financial Strategic Conservative Fund (“Strategic Conservative Fund”), the Pacific Financial Tactical Fund (“Tactical Fund”), and the Pacific Financial Faith & Values Based Moderate Fund (“Faith & Values Based Moderate Fund”). Faith & Values Based Moderate Fund commenced operations as of December 3, 2014. The investment objective of each Fund is as follows:

Fund	Primary Objective
Core Equity Fund	Long Term Capital Appreciation
Explorer Fund	Long Term Capital Appreciation
International Fund	Long Term Capital Appreciation
Strategic Conservative Fund	Preservation of Capital and Current Income
Tactical Fund	Long Term Capital Appreciation
Faith & Values Based Moderate Fund	Long Term Capital Appreciation and Current Income

Each Fund, with the exception of Faith & Values Based Moderate Fund, currently offers two classes of shares: Institutional Shares and Investor Shares. Faith & Values Based Moderate Fund offers Investor Shares. Each class of shares of the Funds has identical rights and privileges with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds’ share classes differ in the fees and expenses charged to shareholders. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated to each Fund’s classes proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2015

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair valuation team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2015

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2015, for the Funds’ assets measured at fair value:

Pacific Financial Core Equity Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$97,805,091	$—	$—	$97,805,091
Mutual Funds	217,505,511	—	—	217,505,511
Short-Term Investments	4,374,042	—	—	4,374,042
Total	$319,684,644	$—	$—	$319,684,644

Pacific Financial Explorer Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$200,952,043	$—	$—	$200,952,043
Short-Term Investments	19,154,931	—	—	19,154,931
Total	$220,106,974	$—	$—	$220,106,974

Pacific Financial International Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$10,448,179	$—	$—	$10,448,179
Mutual Funds	41,960,251	—	—	41,960,251
Short-Term Investments	1,394,447	—	—	1,394,447
Total	$53,802,877	$—	$—	$53,802,877

Pacific Financial Strategic Conservative Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$66,418,210	$—	$—	$66,418,210
Mutual Funds	106,981,046	—	—	106,981,046
Short-Term Investments	4,189,013	—	—	4,189,013
Total	$177,588,269	$—	$—	$177,588,269

Pacific Financial Tactical Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$35,763,203	$—	$—	$35,763,203
Short-Term Investments	792,711	—	—	792,711
Total	$36,555,914	$—	$—	$36,555,914

Pacific Financial Faith & Values Based Moderate Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$5,730,105	$—	$—	$5,730,105
Short-Term Investments	178,644	—	—	178,644
Total	$5,908,749	$—	$—	$5,908,749

* Refer to the Portfolio of Investments for Industry Classification.
The Funds did not hold any Level 3 securities during the year.
There were no transfers between levels during the period presented. It is the Funds’ policy to record transfers between levels at the end of the reporting period.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2015

Security Transactions and Related Income - Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders - Dividends from net investment income, if any, are declared and paid annually except for the Strategic Conservative Fund, which is declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually by the Funds. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Federal Income Tax - It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded as of or for the period ended April 30, 2015, related to uncertain tax positions taken on returns filed for open tax years (2012-2014) or expected to be taken in each Fund’s 2015 tax returns. Each Fund identifies their major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Allocation of Expenses - Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis. Expenses specifically attributable to a particular Fund in the Pacific Financial Family of Mutual Funds are borne by that Fund. Other expenses are allocated to each Fund based on its net assets in relation to the total net assets of all the applicable Funds in the Pacific Financial Family of Mutual Funds or another reasonable basis.

Indemnification - The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2015

3.           INVESTMENT TRANSACTIONS

For the year/period ended April 30, 2015, cost of purchases and proceeds from sales of Fund securities, other than short-term investments, amounted to the following:

Fund	Purchases	Sales
Core Equity Fund	$471,570,199	$352,005,140
Explorer Fund	420,197,470	342,293,386
International Fund	81,615,544	60,543,871
Strategic Conservative Fund	321,439,866	251,237,892
Tactical Fund	43,882,250	37,370,109
Faith & Values Based Moderate Fund	7,032,319	1,286,574

4.           INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The Pacific Financial Group, Inc. serves as the Funds’ investment advisor (the “Advisor”). Pursuant to an Investment Advisory Agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others, including the Advisor.  As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of each Fund’s average daily net assets. For the period ending April 30, 2015, pursuant to the Plan, the Funds accrued the following fees:

Fund
Core Equity Fund	$2,572,817
Explorer Fund	1,501,756
International Fund	381,266
Strategic Conservative Fund	1,359,579
Tactical Fund	339,022
Faith & Values Based Moderate Fund	17,768

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until August 31, 2024, to waive a portion of its advisory fee for the Faith and Values Based Moderate Fund Investor Class Shares and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) do not exceed 3.00% per annum of the Fund’s average daily net assets until August 2015 and 5% until August 2024.  For the period ended April 30, 2015, the Advisor waived fees in the amount of $3,185.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 3.00% of the Fund’s average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 3.00% of the Fund’s average daily net assets. If Fund Operating Expenses subsequently exceed 3.00% per annum of the Fund’s average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for fees waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The following amounts are subject to recapture by the listed dates.

4/30/2018	$ 3,185

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2015

The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans pursuant to Rule 12b-1 under the 1940 Act (the “Plans”). The Plans provide that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% and 1.00% of the average daily net assets attributable to the Institutional and Investor Class shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of each Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. For the period ending April 30, 2015, pursuant to the Plans, the Institutional and Investor Class shares accrued the following fees:

Fund	Institutional Class	Investor Class
Core Equity Fund	$132,480	$2,042,898
Explorer Fund	82,876	1,170,251
International Fund	18,548	307,073
Strategic Conservative Fund	65,635	1,097,040
Tactical Fund	25,253	238,009
Faith & Values Based Moderate Fund	N/A	17,768

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor did not receive any commissions from the sale of the Funds’ shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust.  Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds.  A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Gemcom, LLC (“Gemcom”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Funds.

Orion Advisor Services, LLC (“Orion”), an affiliate of GFS and the Distributor provides shareholder administration services to the Funds. For the period ending April 30, 2015, the Funds paid fees to Orion for compensation for these services as follows:

Fund
Core Equity Fund	$99,704
Explorer Fund	56,995
International Fund	15,281
Strategic Conservative Fund	52,242
Tactical Fund	13,858
Faith & Values Based Moderate Fund	392

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2015

5.           INVESTMENT IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Transactions for the year ending April 30, 2015 with affiliated companies are as follows:

Explorer Fund

CUSIP	Description	Value- Beginning of Year	Purchases	Sales Proceeds	Net Realized Gain/(loss)	Change in Unrealized Appreciation/(Depreciation)	Value-End of Year
33733E401	First Trust NASDAQ-100 Ex-Technology Sector IndexSM Fund	$—	$9,517,739	$—	$—	$166,617	$9,684,356
73935X419	PowerShares DWA Consumer Cyclicals Momentum Portfolio	—	4,903,351	—	—	(46,758)	4,856,593
73935X344	PowerShares DWA Technology Momentum Portfolio	—	6,461,463	—	—	(101,069)	6,360,394

Tactical Fund

CUSIP	Description	Value- Beginning of Year	Purchases	Sales Proceeds	Net Realized Gain/ (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value-End of Year
89154Q588	Touchstone Flexible Income Fund	$—	$3,667,776	$—	$—	$(4,516)	$3,663,260

6.           DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the periods ended April 30, 2015 and April 30, 2014 were as follows:

For the period ended April 30, 2015:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total

Core Equity Fund	$14,143,452	$4,122,202	$—	$18,265,654

Explorer Fund	6,465,254	2,125,884	—	8,591,138

International Fund	—	—	—	—

Strategic Conservative Fund	1,520,685	—	—	1,520,685

Tactical Fund	335,950	—	—	335,950

Faith & Values Based Moderate Fund	14,228	—	—	14,228

For the year ended April 30, 2014:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total

Core Equity Fund	$17,578,732	$201,631	$—	$17,780,363

Explorer Fund	4,749,789	534,635	—	5,284,424

International Fund	15,829	—	133,118	148,947

Strategic Conservative Fund	1,249,440	366,971	—	1,616,411

Tactical Fund	382,395	—	—	382,395

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2015

As of April 30, 2015, the components of distributable earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	and	Appreciation/	Accumulated
	Income	Capital Gains	Forwards	Late Year Loss	(Depreciation)	Earnings/(Deficits)

Core Equity Fund	$382,443	$7,581,887	$—	$—	$5,948,306	$13,912,636

Explorer Fund	7,031,933	1,948,444	—	—	6,422,704	15,403,081

International Fund	—	—	(2,864,737)	(293,107)	1,020,658	(2,137,186)

Strategic Conservative Fund	719,428	—	(2,169,903)	(426,216)	(43,571)	(1,920,262)

Tactical Fund	42,372	—	(393,776)	(147,888)	43,667	(455,625)

Faith & Values Based Moderate Fund	82	—	—	(32,366)	36,807	4,523

The difference between book basis and tax basis unrealized appreciation/(depreciation) is primarily attributable to the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses

Core Equity Fund	$—

Explorer Fund	—

International Fund	293,107

Strategic Conservative Fund	—

Tactical Fund	—

Faith & Values Based Moderate Fund	30,803

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Funds incurred and elected to defer such losses as follows:

Post October
Losses

Core Equity Fund	$—

Explorer Fund	—

International Fund	—

Strategic Conservative Fund	426,216

Tactical Fund	147,888

Faith & Values Based Moderate Fund	1,563

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2015

At April 30, 2015, the following Funds had capital loss carry forwards (“CLCF”) for federal income tax purposes available to offset future capital gains along with capital loss carry forwards utilized in the current year as follows:

			Non-Expiring			CLCF
	2016	2017	Short-Term	Long-Term	Total	Utilized

Core Equity Fund	$—	$—	$—	$—	$—	$—

Explorer Fund	—	—	—	—	—	—

International Fund	1,383,595	1,258,183	222,959	—	2,864,737	309,390

Strategic Conservative Fund	—	—	2,085,776	84,127	2,169,903	267,945

Tactical Fund	—	266,527	127,249	—	393,776	—

Faith & Values Based Moderate Fund	—	—	—	—	—	—

The Regulated Investment Company Modernization Act of 2010 (the “Act”) which was enacted on December 22, 2010 requires the Funds to utilize post-enactment (non-expiring) capital losses prior to pre-enactment capital loss carryovers for fiscal years ends beginning after the date of enactment.  As a result, there may be greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized.

Permanent book and tax differences, primarily attributable to the reclassification of Fund distributions and the tax treatment of net operating losses and short-term capital gains, resulted in reclassification for the tax year ended April 30, 2015 for the Funds as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
	Capital	Income (Loss)	Gains (Loss)

Core Equity Fund	$—	$2,308,461	$(2,308,461)

Explorer Fund	—	908,881	(908,881)

International Fund	(12,612)	12,612	—

Strategic Conservative Fund	—	—	—

Tactical Fund	—	—	—

Faith & Values Based Moderate Fund	—	—	—

7.           SECURITIES LENDING

The Core Equity Fund, Explorer Fund, International Fund, Tactical Fund and Strategic Conservative Fund have entered into a securities lending arrangement with The Bank of New York Mellon Corporation (the “Borrower”).  Under the terms of the agreement, the Funds are authorized to loan securities to the Borrower.  In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned.  The cash collateral is invested in short-term instruments as noted in the Funds’ Portfolio of Investments.  Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Fund. Each Fund has the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender's agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, each Fund is indemnified for such losses by the security lending agreement.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2015

Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market.

The following table presents financial instruments that are subject to enforceable netting arrangements as of April 30, 2015. The Tactical Fund did not engage in securities lending activity during the year ended April 30, 2015.

					Gross Amounts not Offsets in the Statement of Assets and Liabilties
	Gross Amount of Recognized Assets	**	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilties	Financial Instruments	Cash Collateral Pledged	(1)
Core Equity Fund	$445,954		$—	$445,954	$—	$445,954
Explorer Fund	$16,467,564		$—	$16,467,564	$—	$16,467,564
International Fund	$780,100		$—	$780,100	$—	$780,100
Strategic Conservative Fund	$11,200		$—	$11,200	$—	$11,200

** Included with Investments in securities on the Statements of Assets and Liabilities.
(1)  Any over-collateralization of total financial instruments is not shown.

8.           SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Pacific Financial Core Equity Fund, Pacific Financial Explorer Fund, Pacific Financial International Fund, Pacific Financial Strategic Conservative Fund, Pacific Financial Tactical Fund and Pacific Financial Faith & Values Based Moderate Fund and Board of Trustees of Northern Lights Fund Trust

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Pacific Financial Core Equity Fund, Pacific Financial Explorer Fund, Pacific Financial International Fund, Pacific Financial Strategic Conservative Fund, Pacific Financial Tactical Fund and Pacific Financial Faith & Values Based Moderate Fund (the “Funds”), each a series of the Northern Lights Fund Trust, as of April 30, 2015, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods then ended, and the financial highlights for each of the years or periods indicated. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2015, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pacific Financial Core Equity Fund, Pacific Financial Explorer Fund, Pacific Financial International Fund, Pacific Financial Strategic Conservative Fund, Pacific Financial Tactical Fund and Pacific Financial Faith & Values Based Moderate Fund as of April 30, 2015, the results of their operations, the changes in their net assets, and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
June 29, 2015

THE PACIFIC FINANCIAL FUNDS
EXPENSE EXAMPLES
April 30, 2015 (Unaudited)

Example
As a shareholder of a Fund you will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses.  The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds.  This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses
The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period.  The “Actual Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes
The columns under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
Institutional Class	Expense Ratio	11/1/14	4/30/15	Period*	4/30/15	Period*

Pacific Financial Core Equity Fund	1.51%	$1,000.00	$1,026.20	$7.59	$1,017.31	$7.55
Pacific Financial Explorer Fund	1.49%	$1,000.00	$1,047.80	$7.57	$1,017.41	$7.45
Pacific Financial International Fund	1.65%	$1,000.00	$1,045.90	$8.37	$1,016.61	$8.25
Pacific Financial Strategic Conservative Fund	1.52%	$1,000.00	$1,007.60	$7.57	$1,017.26	$7.60
Pacific Financial Tactical Fund	1.70	$1,000.00	$1,006.10	$8.46	$1,016.36	$8.50

			Actual		Hypothetical (5% return before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
Investor Class	Expense Ratio	11/1/14	4/30/15	Period*	4/30/15	Period*

Pacific Financial Core Equity Fund	2.26%	$1,000.00	$1,022.30	$11.33	$1,013.59	$11.28
Pacific Financial Explorer Fund	2.25%	$1,000.00	$1,044.00	$11.40	$1,013.64	$11.23
Pacific Financial International Fund	2.40%	$1,000.00	$1,040.20	$12.14	$1,012.89	$11.98
Pacific Financial Strategic Conservative Fund	2.27%	$1,000.00	$1,003.80	$11.28	$1,013.54	$11.33
Pacific Financial Tactical Fund	2.46%	$1,000.00	$1,003.10	$12.22	$1,012.60	$12.28
Pacific Financial Faith & Values Based Moderate Fund	3.00	1,000.00%	$1,009.60	$12.39	$1,009.92	$14.95

*Expenses Paid during the Period are equal to the Class’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days and divided by 365.

The Pacific Financial Funds
SUPPLEMENTAL INFORMATION (Unaudited)
April 30, 2015

Pacific Funds (Adviser – The Pacific Financial Group, Inc.)

     In connection with the regular meeting held on February 25-26, 2015 the Board of Trustees (the “Board or the “Trustees”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement between The Pacific Financial Group, Inc. (“PFG”) and the Trust (the “Advisory Agreement”), with respect to Pacific Financial Core Equity Fund, Pacific Financial Explorer Fund, Pacific Financial International Fund, Pacific Financial Strategic Conservative Fund, Pacific Financial Tactical Fund & Pacific Financial Faith & Values Based Moderate Fund (each a “Fund” and collectively the “Funds”). In considering the renewal of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

     The Trustees relied upon the advice of Counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent & Quality of Services.  The Board noted that PFG was founded in 1984 and is currently managing approximately $1.1 billion in assets. The Board also noted that PFG provides investment management services in the form of managed portfolios, separately managed accounts, variable annuity products and retirement plans.  The Board reviewed the background information of the key investment personnel responsible for servicing the Funds, taking into consideration their education and observing that the investment team is a veteran group with diverse financial experience.  The Board reviewed PFG’s investment process, noting that it utilizes the resources of several top research platforms that provide sophisticated analytics on various securities while also integrating elements of fundamental analysis, technical analysis and quantitative studies into a proprietary research process it refers to as “Rational Analysis,” which is the basis of its investment decision making model for all the Funds under management. Acknowledging that while not all strategy risks can be eliminated, the Board observed that PFG had a strong risk management culture, identified risks specific to each Fund, and had risk mitigation processes ready to employ specific to each Fund when economic conditions warrant.  The Board observed that PFG demonstrated a strong tone at the top compliance culture by monitoring compliance with each Fund’s investment limitations using a dedicated and experienced Chief Compliance Officer who actively reviews the day-to-day trading activities to ensure suitability and risk tolerances are adhered to. The Board reviewed PFG’s broker-dealer selection process, noting that PFG considers such factors as trading efficiency, quality of customer service, reasonableness of commissions, ability to facilitate support and other operational considerations. The Board further noted that PFG conducts quarterly broker-dealer evaluations to ensure the criteria is being met.  The Board recognized that it and PFG have had a positive working relationship for several years, and that PFG has been responsive to the Board.  The Board expressed its appreciation of PFG’s business principles of teamwork, putting the client interest first, and a willingness to supply the resources necessary to support the Funds.The Board concluded that PFG should continue to provide high quality service to the Funds and their shareholders.

Performance.

     Pacific Core Equity.  The Trustees reviewed the Fund’s performance, and noted that over the 1-year, 2-year, 3-year and 5-year time periods, the Fund met its long-term objective of capital appreciation.  They observed that when comparing the Fund’s returns to the benchmark and Morningstar category, the Fund underperformed in all time periods, and considered PFG’s assertion that the underperformance is a result of PFG’s decision to hold small and mid-cap securities during times of underperformance relative to large-cap securities.  They also considered PFG’s stated belief that the all-cap exposure of the Fund would lead to outperformance of the benchmark and Morningstar category over a longer period, and noted that

The Pacific Financial Funds
SUPPLEMENTAL INFORMATION (Continued)(Unaudited)
April 30, 2015

PFG planned to maintain its current strategy.  The Trustees discussed the Fund’s performance relative to the peer group, and noted that the Fund does compare more favorably. The Trustees agreed that overall, the Fund is achieving its objective and that the Fund’s performance is satisfactory.

     Pacific Explorer. The Trustees noted that the Fund underperformed its benchmark and assigned Morningstar category over all time periods, and considered PFG’s explanation that such underperformance was a result of incorrect sector choices on the part of PFG.  The Trustees noted that PFG subsequently modified its models in an attempt to choose outperforming sectors to improve overall performance for shareholders.  The Trustees also observed that the Fund outperformed the peer group over all time periods presented.  The Trustees considered PFG’s stated belief that the Fund’s tactical, shorter term trading nature aligns better with the Tactical Allocation Morningstar category, and the Trustees noted that the Fund outperformed that category over all time periods presented.  The Trustees agreed that, overall, the Fund is achieving its objective for shareholders of long-term capital appreciation, and based on historical performance and PFG’s willingness to continue to evaluate and modify its models to achieve risk adjusted returns, the Trustees concluded the performance is reasonable.

     Pacific International. The Trustees noted that the Fund had shown consistent improvement in performance over the last two years, noting that over the last five years, the Fund trailed the benchmark by over 4%, but during the 1-year and 2-year period, the Fund outperformed the benchmark.  The Trustees also noted that when comparing the Fund to the MSCI ACWI-US Index, the Fund exhibited a higher Sharpe ratio than the index and has also generated positive alpha of 1.56% over the last three years ended December 31, 2014.  The Trustees further noted that the Fund’s upside/downside capture had recently improved. They considered PFG’s stated belief that the performance improvement resulted from changing PFG’s model to evaluate an investment over longer periods of time before exiting or entering a position. The Trustees reasoned that PFG has shown the ability and willingness to make changes that can enhance shareholder benefits and that the Fund was meeting its objective. The Trustees concluded the Fund is meeting its objective and the performance is reasonable.

     Pacific Strategic Conservative. The Trustees noted that over the 5-year period, the Fund outperformed its benchmark but underperformed its Morningstar category, and that over the 2-year period, the Fund underperformed both comparison groups. The Trustees considered PFG’s stated belief that the reason for the recent underperformance is due to underlying fund managers’ positioning for rising interest rates, even though such rise did not occur. The Trustees observed that PFG removed some underlying funds from the portfolio, but continued to maintain the strategy due to its stated belief that over the long term, the strategy would perform more favorably. The Trustees further noted that the Fund achieved a Sharpe ratio higher than the Barclays Capital Aggregate Bond Index and has achieved some alpha. The Trustees concluded that the Fund has performed according to its objective of current income and capital preservation, and as a result, the Fund’s performance is reasonable.

     Pacific Tactical.  The Trustees reviewed the performance of the Fund and noted that the Fund is an extremely conservative fund and, as a result, achieved a significantly lower rate of return than the assigned Morningstar Tactical Allocation category.  The Trustees noted that the Fund exhibited a very low standard deviation and a low beta, which is consistent with the Fund’s conservative nature.  The Trustees also noted that the Fund achieved some alpha compared to the Morningstar Moderate Target Risk category.  The Trustees considered PFG’s stated belief that the Morningstar Market Neutral category is a more appropriate comparison to the Fund because the Fund has a primary objective of not losing money in any 12 month rolling period, and they noted that the Fund had outperformed that category over most time periods.  The Trustees reasoned that understanding the very conservative nature of the Fund is imperative in evaluating its performance, and observed that PFG appears to meeting the Fund’s objective of long term capital appreciation while at the same time striving for no loss any in any 12 month rolling time period.  After further discussion, the Trustees concluded that the Fund’s performance is reasonable.

The Pacific Financial Funds
SUPPLEMENTAL INFORMATION (Continued)(Unaudited)
April 30, 2015

Pacific FV Moderate.  The Trustees noted that the Fund had only one month of performance data, and concluded that it was not yet reasonable to base any analysis on such a short term period.  They noted that for the one month period, the Fund outperformed the Morningstar category and peer group, but underperformed the benchmark.  The Trustees concluded that based on PFG’s overall experience managing several Funds in the Trust, PFG should be allowed time to continue to build a track record of performance over a longer period to allow a reasonable basis for further evaluation.

     Fees and Expenses.  The Trustees noted that the advisory fee for each Fund is 1.00%.  The Trustees compared the advisory fees to the average fees charged by each Fund’s peer group and Morningstar category, and in some cases, significantly higher. They noted that each Fund had a higher fee than the applicable Morningstar category average, but that every Fund’s advisory fee was within the range of the applicable Morningstar category.  They also noted that each Fund’s advisory fee was within the range of the applicable peer group.  They further noted that each Fund, with the exception of Pacific Tactical and Pacific Explorer, charged a management fee that is higher than its peer group average.  The Trustees reviewed the net expense ratio of each Fund, noting that each was higher than the average of the peer group and Morningstar category, but also considered that all of the Funds were not marketed to the general public but, rather, were intended to be part of a professionally advised portfolio by financial planners who normally charge an additional fee for such services. After further discussion, the Trustees concluded that the management fee for each Fund was reasonable.

     Economies of Scale.  The Trustees considered whether economies of scale had been realized, on a Fund-by-Fund basis, with respect to the management of the Funds. They noted that although each Fund’s AUM had increased during the year, most of the Funds had not yet reached $100 million and none of the Funds had reached $300 million.  The Trustees further noted PFG’s projected AUM for each Fund at the end of the current fiscal year, and considered that PFG had represented to the Trustees that it would consider breakpoints in the future as each Fund reached a size that achieved reasonable economies of scale.  After discussion, it was the consensus of the Trustees that based on current size of each Fund, while economies had not been reached at this time, the matter of economies of scale would be revisited at the next renewal of the agreement and as a Fund’s size materially increases.

     Profitability. The Trustees reviewed the profitability analyses provided by PFG for each Fund.  The Trustees considered PFG’s profits realized in connection with the operation of each Fund and whether the profit level represented is a fair entrepreneurial profit with respect to the services to be provided to the Funds.  The Trustees noted that PFG earned a profit from each Fund, with the exception of Pacific FV Moderate, where PFG waived all fees and was not profitable. The Trustees agreed that the profits, as a percentage of fees paid, were reasonable in each case. The Trustees concluded that the level of profit was not excessive.

     Conclusion. Having requested and received such information from PFG as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure is reasonable and that renewal of the Advisory Agreement is in the best interests of the shareholders of Pacific Financial Core Equity Fund, Pacific Financial Explorer Fund, Pacific Financial International Fund, Pacific Financial Strategic Conservative Fund, Pacific Financial Tactical Fund and Pacific Financial Faith & Values Based Moderate Fund.

* Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

The Pacific Financial Funds
SUPPLEMENTAL INFORMATION (Continued)(Unaudited)
April 30, 2015

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees
Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	101
Two Roads Shared Trust (since 2012) (Chairman of the Valuation Committee); Forethought Variable Insurance Trust (since 2013) (Lead Independent and Chairman of the Valuation Committee); Northern Lights Variable Trust (since 2013); Independent Director OHA Mortgage Strategies Fund (offshore), Ltd. (Since 2014); Altegris KKR Private Equity Master Fund and Altegris KKR Private Equity Fund (since 2014) (Chairman of the Valuation Committees)

Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011).	101
Schroder Global Series Thrust and Two Roads Shared Trust (since 2012); Northern Lights Variable Trust (since 2013); Altegris KKR Private Equity Master Fund and Altegris KKR Private Equity Fund (since 2014) (Chairman of the Boards and Chairman of the Audit Committees)

Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Consultant to small and emerging businesses (since 2000)	101
AdvisorOne Funds (2004- 2013); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust. (2007 – May, 2010); The Z- Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisers Trust (2007- February 2011), Global Real Estate Fund (2008-2011), The World Funds Trust (2010- 2013) and Northern Lights Variable Trust (since 2006)

Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired since 2012. Formerly, Founder, Partner and President, Orizon Investment Counsel, Inc.	101	AdvisorOne Funds (16 portfolios) (since 2003); Alternative Strategies Fund (since 2010); Northern Lights

4/30/15 – NLFT_v2

The Pacific Financial Funds
SUPPLEMENTAL INFORMATION (Continued) (Unaudited)
April 30, 2015

		(2000-2006); Chief Investment Officer (2000 - 2010).		Variable Trust (since 2006)
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	132	Northern Lights Variable Trust (since 2011); NLFT III (since February 2012); Alternative Strategies Fund (since 2012)
Mark H. Taylor Born in 1964	Trustee Since 2007	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); President, Auditing Section of the American Accounting Association (2012-2015); Former member of the AICPA Auditing Standards Board, AICPA (2008-2011); Fellow, Office of the Chief Accountant, United States Securities Exchange Commission (2005-2006).	132
Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund, Inc. (LFTAX) (Director and Audit Committee Chairman) (2007-2012); NLFT III (since February 2012); Northern Lights Variable Trust (since 2007)

Interested Trustees and Officers
Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Andrew Rogers*** 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Trustee Since 2013; President Since 2006	Chief Executive Officer, Gemini Alternative Funds, LLC (since 2013); Chief Executive Officer, Gemini Hedge Fund Services, LLC (since 2013); Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly President and Manager, GemCom LLC (2004 - 2011).	101	Northern Lights Variable Trust (since 2013)

4/30/15 – NLFT_v2

The Pacific Financial Funds
SUPPLEMENTAL INFORMATION (Continued) (Unaudited)
April 30, 2015

Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since 2006	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, GemCom, LLC (2004 - 2013).	N/A	N/A
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 Born in 1976	Secretary Since 2011
Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).
			N/A	N/A
Lynn Bowley 17605 Wright Street Suite 2, Omaha, NE 68130 Born in 1958	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.
** The term “Fund Complex” includes the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust II (“NLFT II”), Northern Lights Fund Trust III (“NLFT III”) and the Northern Lights Variable Trust (“NLVT”).
*** Andrew Rogers is an “Interested Trustee” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant and Transfer Agent).

The Fund’s SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-888-451-TPFG.

4/30/15 – NLFT_v2

PRIVACY NOTICE
NORTHERN LIGHTS FUND TRUST

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depends on the product or service that you have with us. This information can include:
       •      Social Security number and wire transfer instructions
       •      account transactions and transaction history
       •      investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern
Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?

For our everyday business purposes -
such as to process your transactions,
maintain your account(s), respond to	YES	NO
court orders and legal investigations, or
report to credit bureaus.
For our marketing purposes - to offer	NO	We don’t share
our products and services to you.
For joint marketing with other	NO	We don’t share
financial companies.
For our affiliates’ everyday business
purposes - information about your	NO	We don’t share
transactions and records.
For our affiliates’ everyday business
purposes - information about your	NO	We don’t share
credit worthiness.
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE
NORTHERN LIGHTS FUND TRUST

What we do:

How does Northern Lights Fund Trust protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Northern Lights Fund Trust collect my personal information?
We collect your personal information, for example, when you
• open an account or deposit money
• direct us to buy securities or direct us to sell your securities
• seek advice about your investments
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only:
• sharing for affiliates’ everyday business purposes – information about your creditworthiness.
• affiliates from using your information to market to you.
• sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
•Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
• Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
• Northern Lights Fund Trust doesn’t jointly market.

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PROXY VOTING POLICY

Information regarding how a Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that a Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-451-TPFG or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-451-TPFG.

INVESTMENT ADVISOR
The Pacific Financial Group, Inc.
777 108th Avenue NE, Suite 2100
Bellevue, WA 98004

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive Hauppauge, New York 11788

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Anthony J. Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Hertl is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees
2011 - $47,500
2012 - $51,250
2013 - $51,250
2014 - $56,500

2015- $63,000

(b)	Audit-Related Fees
2011 - $0
2012 - $0
2013 - $0

2014 - $0

2015- $0

(c)	Tax Fees

2011 - $12,500

2012 - $12,500

2013 - $12,500

2014 - $15,000

2015- $15,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2011 – None

2012 – None

2013 – None

2014 – None

2015 – None

(e) (1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
	2011	2012	2013	2014	2015
Audit-Related Fees:	0.00%	0.00%	0.00%	0.00%	0.00%
Tax Fees:	0.00%	0.00%	0.00%	0.00%	0.00%
All Other Fees:	0.00%	0.00%	0.00%	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2011 - $12,500
2012 - $12,500
2013 - $12,500
2014 - $15,000
2015- $15,000

(h) The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 7/2/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 7/2/15

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Treasurer

Date 7/2/15